Revenue Revenue - Disaggregation of revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disaggregation of Revenue [Line Items]
Total revenues	$ 202,277	$ 171,659	$ 434,778	$ 340,124
Voyage Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	84,471	80,721	183,449	153,504
Voyage Charters - Aframax
Disaggregation of Revenue [Line Items]
Total revenues	48,029	24,265	113,306	47,742
Voyage Charters - LR2
Disaggregation of Revenue [Line Items]
Total revenues	25,705	11,979	60,012	23,600
Voyage Charters - Full Service Lightering
Disaggregation of Revenue [Line Items]
Total revenues	28,600	27,363	46,455	55,124
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	186,805	144,328	403,222	279,970
Time Charters - Aframax
Disaggregation of Revenue [Line Items]
Total revenues	0	11,021	1,837	23,824
Time Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	1,456	3,957	3,029	10,154
Time Charters - LR2
Disaggregation of Revenue [Line Items]
Total revenues	0	2,406	0	5,516
Time-charter [Member]
Disaggregation of Revenue [Line Items]
Total revenues	1,456	17,384	4,866	39,494
Ship-to-ship support services, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	8,222	6,902	13,161	14,235
Commercial management, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	2,090	2,138	4,326	4,196
LNG terminal management, consultancy and other, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	3,704	907	9,203	2,229
Other revenues
Disaggregation of Revenue [Line Items]
Total revenues	$ 14,016	$ 9,947	$ 26,690	$ 20,660